Gold Bullion, Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2024
Gold Bullion, Prepaid Expenses and Other Current Assets
Gold Bullion, Prepaid Expenses and Other Current Assets

Note 7 – Gold Bullion, Prepaid Expenses and Other Current Assets

Gold bullion, prepaid expenses and other current assets comprised the following:

	At June 30,	At December 31,
	2024	2023
Gold bullion	$69.9	$51.3
Prepaid expenses	27.4	30.0
Stream ounces inventory	0.5	0.5
Debt issue costs	0.4	0.6
	$98.2	$82.4